LEASES (Tables)	12 Months Ended
Jul. 31, 2012
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2012 was exceeded by sublease rental income, as follows:

	2012	2011	2010
Minimum rental expense	$1,752,764	$1,709,197	$2,108,028
Contingent rental expense	743,248	726,340	1,594,141
	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$3,726,376	$3,372,364	$3,703,457

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

 Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2013	$1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$28,479,751
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*	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.